Statement of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
General and administrative	$ 728,422
Operating loss	728,422
Loss before taxes on income	(10,361,129)
Taxes on income	0
Net loss	(10,361,129)
Groop Internet Platform Inc [Member]
Revenue	27,157,000	$ 11,120,000	$ 76,190,000	$ 38,178,000
Cost of Revenue	9,814,000	5,410,000	26,353,000	18,042,000
Gross Profit	17,343,000	5,710,000	49,837,000	20,136,000
Operating expenses:
Research and development	2,964,000	2,728,000	9,583,000	11,997,000
Clinical operations	2,077,000	877,000	4,332,000	4,672,000
Sales and marketing	22,251,000	8,918,000	47,705,000	27,536,000
General and administrative	2,608,000	1,114,000	10,199,000	5,359,000
Total operating expenses	29,900,000	13,637,000	71,819,000	49,564,000
Operating loss	12,557,000	7,927,000	21,982,000	29,428,000
Financial expenses (income), net	173,000	(30,000)	364,000	(350,000)
Loss before taxes on income	12,730,000	7,897,000	22,346,000	29,078,000
Taxes on income	8,000	3,000	24,000	8,000
Net loss	12,738,000	7,900,000	22,370,000	29,086,000
Other comprehensive income (loss)	0	0
Comprehensive loss	$ 12,738,000	$ 7,900,000	$ 22,370,000	$ 29,086,000
Net loss per share:
Basic and diluted net loss per share	$ 1.05	$ 0.67	$ 1.9	$ 2.59
Weighted average number of common shares used in computing basic and diluted net loss per share	12,134,482	11,728,768	11,779,604	11,219,242